Derivative Financial Instruments (Effect Of Derivative Instruments On Cash Flow Hedging And Relationship Between Income And Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	$ 0
Derivative Instrument, Cash Flow Hedge, Gain (Loss) Reclassified Into Earnings From Discontinuance	2,327
Derivatives Designated As Hedging Instruments | Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net	12,602	$ 24,328
Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	41,787	13,057
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income	4,662	5,447
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net	0	0
Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income		0
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income	$ 79	$ (1,876)